UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02297

Stratton Multi-Cap Fund, Inc.

(Exact name of registrant as specified in charter)

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(Address of principal executive offices) (Zip code)

Patricia L. Sloan, Secretary/Treasurer

Stratton Multi-Cap Fund, Inc.

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-941-0255

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS September 30, 2006 (unaudited)

Stratton Multi-Cap Fund

	Number of Shares	Market Value
COMMON STOCKS – 91.7%
Banking/Financial – 10.4%
Bank of America Corp.	25,000	$1,339,250
CIT Group, Inc.	10,000	486,300
Citigroup, Inc.	25,000	1,241,750
Commerce Bancorp, Inc. (NJ)	50,000	1,835,500
Lehman Brothers Holdings, Inc.	70,000	5,170,200
Morgan Stanley	15,000	1,093,650

		11,166,650

Basic Materials – 3.3%
Vulcan Materials Co.	45,000	3,521,250

Business Services – 4.4%
NCR Corp.†	120,000	4,737,600

Capital Goods – 10.2%
Caterpillar, Inc.	50,000	3,290,000
Ingersoll-Rand Co., Ltd. Class A	30,000	1,139,400
Rockwell Automation, Inc.	60,000	3,486,000
Textron, Inc.	35,000	3,062,500

		10,977,900

Consumer Services – 4.0%
The Charles Schwab Corp.	240,000	4,296,000

Consumer Staples – 1.6%
Constellation Brands, Inc. Class A†	60,000	1,726,800

Energy – 22.8%
Anadarko Petroleum Corp.	40,000	1,753,200
Chesapeake Energy Corp.	110,000	3,187,800
EOG Resources, Inc.	50,000	3,252,500
Occidental Petroleum Corp.	60,000	2,886,600
Penn Virginia Corp.	66,000	4,185,060
Valero Energy Corp.	111,200	5,723,464
XTO Energy, Inc.	83,333	3,510,819

		24,499,443

Health Care – 4.5%
Amgen, Inc.†	20,000	1,430,600
Johnson & Johnson	25,000	1,623,500
Wyeth	35,000	1,779,400

		4,833,500

Industrial – 2.2%
Parker Hannifin Corp.	30,000	2,331,900

Insurance/Services – 10.3%
The Allstate Corp.	30,000	1,881,900
Hartford Financial Services Group, Inc.	15,000	1,301,250
Lincoln National Corp.	20,000	1,241,600
MetLife, Inc.	25,000	1,417,000
Torchmark Corp.	25,000	1,577,750

	Number of Shares	Market Value
Insurance/Services – continued
UnitedHealth Group, Inc.	27,500	$1,353,000
WellPoint, Inc.†	30,000	2,311,500

		11,084,000

Retailing – 0.7%
McDonald’s Corp.	20,000	782,400

Technology – 4.3%
AMETEK, Inc.	75,000	3,266,250
Harris Corp.	30,000	1,334,700

		4,600,950

Telecommunications – 1.2%
AT&T, Inc.	40,000	1,302,400

Transportation – 4.7%
Burlington Northern Santa Fe Corp.	60,000	4,406,400
CSX Corp.	20,000	656,600

		5,063,000

Utilities – 7.1%
FPL Group, Inc.	30,000	1,350,000
PPL Corp.	40,000	1,316,000
TXU Corp.	80,000	5,001,600

		7,667,600

Total Common Stocks (Cost $60,331,833)		98,591,393

	Principal Amount
SHORT-TERM INVESTMENTS – 9.4%
PNC Bank Money Market Account 4.78%, due 10/02/06	$10,106,285	10,106,285

Total Short-Term Investments (Cost $10,106,285)		10,106,285

Total Investments – 101.1% (Cost $70,438,118*)		108,697,678
Liabilities in Excess of Other Assets – (1.1%)		(1,154,846)

NET ASSETS – 100.0%		$107,542,832

†	Non-income producing security
*	Aggregate cost is $70,438,118 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$38,322,875
Gross unrealized depreciation	(63,315)

Net unrealized appreciation	$38,259,560

See accompanying notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2006 (unaudited)

Note A.  Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets are valued at their “fair value” as determined in good faith by the Boards of Directors of the Funds, which may include the amortized cost method for securities maturing in sixty days or less and other cash equivalent investments.

Note B.  Tax Disclosure – No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2006.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stratton Multi-Cap Fund, Inc.

By (Signature and Title)*	/s/ James. W. Stratton
James W. Stratton, Chief Executive Officer (principal executive officer)

Date 11/1/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James. W. Stratton
James W. Stratton, Chief Executive Officer (principal executive officer)

Date 11/1/06

By (Signature and Title)*	/s/ James A. Beers
James A. Beers, Chief Financial Officer (principal financial officer)

Date 11/1/06

*	Print the name and title of each signing officer under his or her signature.